REVISIONS OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
REVISIONS OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Note 14 - REVISIONS OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company has revised the previously issued financial statements for the quarter ended March 31, 2023 for the underpayment of tariffs to U.S. Customs and Border Protection (“CBP”) related to the improper classification and valuation of certain of the products used in its batteries. The Company has reported the underpayment to CBP. The underpayment of tariffs was primarily the result of utilizing an improper tariff rate. The additional amount of the tariffs was allocated between inventory and cost of goods sold based on the status of imported items (i.e. included in the inventories held vs included in the inventories already sold to customers).

In accordance with Staff Accounting Bulletin (“SAB”) 99, Materiality, and SAB 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements, the Company evaluated the materiality of the error from qualitative and quantitative perspectives, and concluded that the error was immaterial to any prior annual or interim financial statements. Notwithstanding this conclusion, management has revised the accompanying condensed consolidated financial statements for the quarter ended March 31, 2023 and related notes included herein to correct this error for the financial statements for the quarter ended March 31, 2023 presented.

The following tables present the effect of correcting this error on the Company’s previously issued financial statements.

	For the Period Ended March 31, 2023
Consolidated Statements of Operations	As previously reported	Adjustment	As revised
Cost of Goods Sold	14,048	76	14,124
Gross Profit	4,743	(76)	4,667
Loss From Operations	(9,816)	(76)	(9,892)
Interest Expense	(3,815)	(41)	(3,856)
Income Before Taxes	4,892	(117)	4,775
Net Income	4,892	(117)	4,775
Net Income per share - Basic	(0.11)	(0.0)	(0.11)
Net Income per share – Diluted	(0.10)	(0.0)	(0.10)

	For the Period Ended March 31, 2023
Consolidated Statements of Cash Flows	As previously reported	Adjustment	As revised
Net Income	4,892	(117)	4,775
Change in Accrued Tariffs	-	117	117

	For the Period Ended March 31, 2023
Consolidated Statements of Stockholders’ Equity	As previously reported	Adjustment	As revised
Accumulated Deficit - January 1, 2023	(27,133)	(589)	(27,722)
Net Income	4,892	(117)	4,775
Accumulated Deficit - March 31, 2023	(22,241)	(706)	(22,947)

DRAGONFLY ENERGY HOLDINGS CORP.

Notes to Unaudited Condensed Consolidated Financial Statements

(in thousands, except share and per share data)

Note 15 - REVISIONS OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company has revised the previously issued 2022 financial statements for the underpayment of tariffs to U.S. Customs and Border Protection (“CBP”) in the amount of $1.58 million in the aggregate, related to the improper classification and valuation of certain of the products used in its batteries. The Company has reported the underpayment to CBP. The underpayment of tariffs was primarily the result of utilizing an improper tariff rate. The additional amount of the tariffs was allocated between inventory and cost of goods sold based on the status of imported items (i.e. included in the inventories held vs included in the inventories already sold to customers).

In accordance with Staff Accounting Bulletin (“SAB”) 99, Materiality, and SAB 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements, the Company evaluated the materiality of the error from qualitative and quantitative perspectives, and concluded that the error was immaterial to any prior annual or interim financial statements. Notwithstanding this conclusion, management has revised the accompanying consolidated financial statements for 2022 and related notes included herein to correct this error for the 2022 financial statements presented.

The following tables present the effect of correcting this error on the Company’s previously issued financial statements.

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

(in thousands, except share and per share data)

Note 15 - Revisions of Previously Issued Financial Statements (Continued)

	As of December 31, 2022
Consolidated Balance Sheet	As previously reported	Adjustment	As revised
Inventory	$49,846	$343	$50,189
Total Current Assets	73,489	343	73,832
Total Assets	88,761	343	89,105
Accrued tariffs	-	$932	$932
Total Current Liabilities	40,531	932	41,463
Total Liabilities	77,430	932	78,362
Total Equity	11,332	(589)	10,743

	For the Year ended December 31, 2022
Consolidated Statement of Operations	As previously reported	Adjustment	As revised
Cost of Goods Sold	$62,247	$386	$62,633
Gross Profit	24,004	(386)	23,618
Loss From Operations	(33,997)	(386)	(34,383)
Interest expense	(6,945)	(34)	(6,979)
Total Other Expense	(6,283)	(34)	(6,317)
Loss before taxes	(40,280)	(420)	(40,700)
Net Loss	(39,571)	(420)	(39,991)
Loss Per Share	(1.03)	(0.01)	(1.04)

	For the Year ended December 31, 2022
Consolidated Statement of Cash Flows	As previously reported	Adjustment	As revised
Net Loss	$(39,571)	$(420)	$(39,991)
Change in Inventory	(22,719)	(13)	(22,732)
Change in Accrued tariffs	-	433	433
Change in Cash Used in Operating Activities	(45,696)	-	(45,696)

	For the Year ended December 31, 2022
Consolidated Statement of Shareholder’ Equity	As previously reported	Adjustment	As revised
Retained Earnings Balance – January 1, 2022	$12,438	$(169)	$12,269
Net Loss	(39,571)	(420)	(39,991)
Retained Earnings Deficit – December 31, 2022	(27,133)	(589)	(27,722)

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

(in thousands, except share and per share data)